Settlement of Claims with U.S. Government (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011	Jul. 01, 2011 Claims
Settlement of Claims with U.S. Government [Abstract]
Cash received under definitive settlement agreement with the U.S. Government in its contract claims asserted under the Contract Disputes Act of 1978	$ 277,000,000
Contract extension received under definitive settlement agreement with the U.S. Government in its contract claims asserted under the Contract Disputes Act of 1978 (in years)		5 years
Contract extension received under definitive settlement agreement with the U.S. Government in its contract claims asserted under the Contract Disputes Act of 1978, base years (in years)		4 years
Contract extension received under definitive settlement agreement with the U.S. Government in its contract claims asserted under the Contract Disputes Act of 1978, optional year (in years)		1 year
Estimated value of contract extension	1,000,000,000
Total pre-tax charge to write down claim related assets	269,000,000
Amount unbilled of accounts receivable related to claims filed	379,000,000
Amount of deferred costs related to claims filed	227,000,000
Estimated fair value of the contract extension	45,000,000
Previously unapplied payments on claim related assets	15,000,000
Pre-tax charge to write down claim related assets recorded as a reduction of revenue	42,000,000
Pre-tax charge to write down claim related assets recorded as a separately itemized charge to cost of services	227,000,000	0	227,000,000	0
Fair value of the contract extension, amortization period (in years)		4 years
Term of original contract awarded (in years)		10 years
Extension granted to term of original contract awarded (in years)		2 years
Number of claims outstanding against Federal Government (in claims)					14
Original amount of claims filed, against US Federal Government					858,000,000
Amended claim amount of reduction gross					35,000,000
Number of claims asserted against the U.S. Federal Government under a single contract pending before the Armed Services Board of Contracts Appeals					14
Total amount of claims outstanding, excluding unknown, against US Federal Government					$ 675,000,000